UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21190

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor New York, NY 10022
(Address of principal executive offices) (Zip code)

Marie Noble SkyBridge Capital II, LLC 527 Madison Avenue-16th Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

June 30, 2015 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - **
Directional Equity
Frontpoint Onshore Healthcare Flagship Enhanced Fund, L.P. - d	$8,574	$7,044	0.00%*
Omega Capital Investors, L.P. - b	27,500,000	29,439,314	0.40
Passport Global Strategies III, Ltd. - d	455,346	19,403	0.00*
Passport II, L.P. - b	88,911,758	94,386,618	1.28
Tao L Holdings, Ltd. - d	671	13,629	0.00*
Total Directional Equity	116,876,349	123,866,008	1.68
Directional Macro
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 11 - d	3,082	1,792	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 12 - d	160,957	68,336	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 4 - d	100,526	86,602	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 5 - d	19,843	24,860	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 7 - d	4,029	13,819	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket Reserve - d	5,723	5,821	0.00*
Graham Global Investment Fund II SPC Ltd. - a	25,000,000	23,320,763	0.32
Lynx 1.5 (Bermuda) Ltd. - a	25,423,616	22,536,560	0.31
Rubicon Global Fund - a	25,000,000	25,127,252	0.34
Total Directional Macro	75,717,776	71,185,805	0.97
Event Driven
400 Capital Credit Opportunities Fund LP - b,e	120,000,000	124,098,470	1.69
Alden Global Hellenic Opportunities Fund (Cayman), L.P. - a,f	33,000,000	27,073,205	0.37
Amber Global Opportunities Fund LTD - Class L(R) - b,e	39,000,000	44,007,592	0.60
Axonic Credit Opportunities Fund L.P. - b	147,000,000	188,762,787	2.56
Axonic Credit Opportunities Overseas Fund, Ltd. - b	178,021,252	197,869,890	2.69
Brevan Howard Argentina Fund Limited - a	37,000,000	33,530,434	0.46
Carrington Holding Company LLC 144A PIK Global Note - d,g	10,625,967	2,069,488	0.03
CPIM Structured Credit Fund 1000 Inc. - d	40,986	66,608	0.00*
CPIM Structured Credit Fund 1500 Inc. - d	105,726	45,942	0.00*
GoldenTree Offshore Fund, Ltd. - Class C - b	39,054,500	42,975,583	0.58
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	945,500	2,684,102	0.04
Harbinger Class L Holdings (Cayman), Ltd. - d	36,743	99,637	0.00*
Harbinger Class LS Holdings I (Cayman), Ltd. - d	2,521,662	209,344	0.00*
Harbinger Class PE Holdings (Cayman), Ltd. - d	2,710,636	1,170,271	0.02
Jana Nirvana Fund L.P. - b	182,000,000	219,617,406	2.98
Jana Nirvana Offshore Fund Ltd. - b	135,000,000	147,363,281	2.00
JLP Credit Opportunity Fund L.P. - b	39,844,938	35,451,164	0.48
LLSD L.P. - c	12,865,885	14,262,752	0.19
LLSOF L.P. - c	2,940,774	3,260,056	0.04
Marathon European Credit Opportunity Fund II LP - c	79,200,000	80,698,412	1.10
Marathon European Credit Opportunity Fund, LP - c	31,954,895	35,833,882	0.49
Marathon Hellenic Fund L.P. - a,e	23,000,000	18,258,167	0.25

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - ** (continued)
Event Driven (continued)
Marathon Securitized Credit Fund, Ltd. - b,e	$235,372,339	$280,683,448	3.81%
Marathon Special Opportunity Fund Ltd. - Class SP 10 - d	571,214	410,039	0.01
Marathon Structured Finance Fund Ltd. - Class D Series 1 - d	296,501	1,040,651	0.01
Metacapital Mortgage Value Fund, L.P. - b	9,375,000	12,649,995	0.17
Metacapital Mortgage Value Fund, Ltd. - b	15,000,000	15,661,796	0.21
Paulson Enhanced Ltd. - b	611,666,273	731,596,401	9.94
Paulson Partners Enhanced LP - b	152,865,511	183,065,574	2.49
Polygon European Equity Opportunity Fund Class A - b,e	38,061,600	37,087,691	0.50
Polygon European Equity Opportunity Fund Class B - b,e	43,938,400	43,131,985	0.59
Premium Point Erisa Offshore Mortgage Credit Fund, Ltd. - b,f	20,000,000	20,150,929	0.27
Premium Point Mortgage Credit Fund, L.P. - b	47,500,000	64,409,733	0.88
Premium Point Offshore Mortgage Credit Fund, Ltd. - b	57,034,537	71,010,629	0.97
Seer Capital Partners Fund L.P. - b	56,120,981	77,572,674	1.05
SMS Ltd. - b,e	90,500,000	102,726,263	1.40
Sola 1 Class T2 - b,e	198,000,000	230,945,816	3.14
Sola LTD - b,e	273,000,000	290,379,390	3.94
Solus LLC - b,e	183,440,698	204,250,549	2.77
Solus Recovery Fund II LP - c	6,258,359	6,904,408	0.09
Solus Recovery Fund II Offshore LP - c	8,605,526	9,486,628	0.13
Stark Investments Structured Finance Onshore Fund - d	127,396	94,465	0.00*
Third Point Hellenic Recovery US Feeder Fund, L.P. - c	37,206,305	35,662,895	0.48
Third Point Ultra, Ltd. - b	674,245,420	735,783,316	9.99
Trian Partners LP - b	208,844,565	252,817,577	3.43
Waterfall Eden Fund, L.P. - b,e	80,934,403	92,067,997	1.25
Waterfall Eden Fund, Ltd. - b,e	58,710,442	65,235,595	0.89
York European Opportunities Fund LP - b	73,741,198	75,667,693	1.03
York Select L.P. - b	42,926,740	42,321,119	0.58
Total Event Driven	4,341,212,872	4,902,223,729	66.59
Relative Value
Atlas Enhanced Fund, Ltd. - a	38,000,000	39,353,169	0.53
Discus Non-US Side Holdings Ltd. - Class S - d	237,388	233,784	0.00*
EJF Debt Opportunities Fund, L.P. - b	111,500,000	149,226,820	2.03
EJF Debt Opportunities Offshore Fund, Ltd. - b	343,566,862	380,137,193	5.16
Linden International Ltd. - b,e	26,500,000	26,708,233	0.36
Linden Investors LP - b,e	47,000,000	48,891,828	0.66
MBS Agency Master Fund L.P. - b	167,000,000	185,209,855	2.52
Metacapital Mortgage Opportunities Fund, L.P. - b,e	33,040,227	63,767,358	0.87
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	21,750,000	28,506,956	0.39
Metacapital Mortgage Opportunities Fund, Ltd. Class B - b,e	150,500,000	277,737,174	3.77
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	27,000,000	43,961,206	0.60
Midway Market Neutral Institutional Fund LLC - a	55,090,234	55,952,493	0.76

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - ** (continued)
Relative Value (continued)
Midway Market Neutral International Fund, Ltd. - a	$ 80,097,373	$ 120,303,020	1.63%
Pine River Fixed Income Fund L.P. - b,e	13,279,303	22,874,194	0.31
Pine River Fixed Income Fund LTD - b,e	8,267,861	12,496,550	0.17
Sola 1 Class La Paloma - d	593,666	66,163	0.00*
SPM Core Offshore Fund, Ltd - b	122,000,000	136,802,097	1.86
Structured Servicing Holdings Offshore Ltd - a	86,280,727	197,886,268	2.69
Structured Servicing Holdings, L.P. - a	26,900,493	113,197,093	1.54
WAF Fund, LP - a	12,650,000	15,522,840	0.21
WAF Offshore Fund, Ltd. - a	22,150,000	25,556,137	0.35
Total Relative Value	1,393,404,134	1,944,390,431	26.41
Total Investments in Investment Funds	$5,927,211,131†	$7,041,665,973	95.65
Other Assets, less Liabilities		320,492,062	4.35
Shareholders’ Capital		$7,362,158,035	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $186,109,033 (2.64% of total Investments in Investment Funds) of term vehicles at June 30, 2015.
d

 Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $8,431,800 (0.12%  of total Investments in Investment Funds) of illiquid investments at June 30, 2015.

e	Subject to gated redemptions.
f	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
g	Illiquid, directly held senior unsecured notes.

*  Amounts are less than 0.005%.

**

FASB Accounting Standards Codification 946-210-50-9 requires that the Company provide supplemental information to the Schedule of Investments if the Company’s indirect proportional share of any investment owned by the Investment Funds, individually and collectively, exceeds 5% of the Company’s net assets. Performing this analysis requires obtaining detailed holding information from all significant Investment Funds. However, 66% of the Company’s Investment Funds are non-US corporations which do not provide management with details of their holdings. Accordingly, management’s ability to comply with this requirement is necessarily limited to a review of detailed holding information from domestic partnerships. The Company is able to monitor its diversification requirements under the Internal Revenue Code to ensure ongoing compliance.

†	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2015, as computed for federal tax purposes, were as follows:

Aggregate cost	$6,716,091,914

Gross unrealized appreciation	$360,393,008
Gross unrealized depreciation	(34,818,949)

Net unrealized appreciation	$325,574,059

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments

June 30, 2015 (Unaudited)

1.	Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of June 30, 2015. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. Generally, the Investment Funds within this strategy have quarterly

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

June 30, 2015 (Unaudited)

liquidity, and are subject to a 45 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. Generally, the Investment Funds within this strategy have monthly liquidity, and are subject to a 2 to 30 day notice period. The trading models may be focused on technical or fundamental factors or combination of factors. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly to annually liquidity, subject to a 30 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Investment Funds representing less than 1 percent in this strategy have hard lock provisions to be lifted after 12 months. Approximately 4 percent in this strategy are term vehicles with multi-year hard locks subject to periodic distributions. Approximately 31 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. The remaining approximately 64 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 45 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 27 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. The remaining approximately 73 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

June 30, 2015 (Unaudited)

The following is a summary of the inputs used as of June 30, 2015, in valuing the Company’s assets carried at fair value:

Description	Total Fair Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Investment Funds
Directional Equity	$123,866,008	$—	$123,825,932	$40,076
Directional Macro	71,185,805	—	70,984,575	201,230
Event Driven	4,902,223,729	—	3,128,127,052	1,774,096,677
Relative Value	1,944,390,431	—	1,419,146,985	525,243,446

Total Investments in Investment Funds	$7,041,665,973	$—	$4,742,084,544	$2,299,581,429

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

	Directional Equity	Directional Macro	Event Driven	Relative Value	Total

Balance as of March 31, 2015	$57,192	$210,261	$1,729,123,127	$724,099,027	$2,453,489,607
Net realized gain / (loss)	(878,735)	1,795	14,227,097	13,842,691	27,192,848
Net change in unrealized appreciation / depreciation	900,730	(5,792)	(5,282,346)	(10,570,231)	(14,957,639)
Purchases	–	–	171,251,688	18,500,000	189,751,688
Sales	(39,111)	(5,034)	(135,222,889)	(35,418,186)	(170,685,220)
Transfers out of Level 3	–	–	–	(185,209,855)	(185,209,855)

Balance as of June 30, 2015	$40,076	$201,230	$1,774,096,677	$525,243,446	$2,299,581,429

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfers out of Level 3 in the above reconciliation table are due to the change in the Investment Funds’ lock-up periods and/or changes to the classification assigned to investments in Investment Funds subject to investor gate levels. There were no transfers between Level 1 and Level 2 at June 30, 2015.

Net change in unrealized depreciation on Level 3 assets still held as of June 30, 2015 is $(15,486,298).

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	8/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	8/24/2015

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/24/2015

* Print the name and title of each signing officer under his or her signature.